Income Tax (Details 5) - Non Capital Loss [member] - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Non Capital Losses Expires [Line Items]
Expires 2024	$ 549	$ 610
Expires 2025	777	936
Expires 2026	1,822	2,112
Expires 2027		4,863
Expires 2028	5,486	2,064
Expires 2029	6,913	4,237
Expires 2030	5,616	3,698
Expires 2031	4,139	1,470
Expires 2032	9,031	3,772
Expires 2033	10,053	6,065
Expires 2034	14,810	7,416
Expires 2035	23,420	9,680
Expires 2036	28,317	18,713
Expires 2037	29,488	20,450
Expires 2038	29,512	20,214
Expires 2039	26,524	24,977
Expires 2040	15,153	169
Expires 2041	23,113
Total	$ 241,608	$ 131,446